Cover	Dec. 10, 2021	Dec. 09, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 09, 2021
Entity Registrant Name		Fabrinet
Entity Incorporation, State or Country Code	E9
Entity File Number	001-34775
Entity Tax Identification Number	98-1228572
Entity Address, Address Line One		c/o Intertrust Corporate Services (Cayman) Limited
Entity Address, City or Town		One Nexus Way, Camana Bay
Entity Address, Region		Grand Cayman
Entity Address, Postal Zip Code		KY1-9005
Entity Address, Country		KY
City Area Code		66 2
Local Phone Number		524-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	FN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001408710